CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance of shares and exercise of warrants, issuance costs	$ 70	$ 70	$ 70